Loans - Troubled Debt Restructurings On Financing Receivables (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	¥ 179	¥ 196
Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	169	183
Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	141	156
Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	25	24
Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	0	0
Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2]	3	4
Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[1],[2],[3]	10	13
Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	175	189
Term Extension | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	165	176
Term Extension | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	137	149
Term Extension | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	25	23
Term Extension | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Term Extension | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	3	4
Term Extension | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3],[4]	9	13
Interest rate reduction
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	1	0
Interest rate reduction | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Interest rate reduction | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Interest rate reduction | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Interest rate reduction | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Interest rate reduction | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Interest rate reduction | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3],[4]	1	0
Term Extension And Interest Rate Reduction
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	4
Term Extension And Interest Rate Reduction | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	4
Term Extension And Interest Rate Reduction | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	3
Term Extension And Interest Rate Reduction | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Term Extension And Interest Rate Reduction | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Term Extension And Interest Rate Reduction | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[4]	0	0
Term Extension And Interest Rate Reduction | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3],[4]	0	0
Principal Forgiveness
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Principal Forgiveness | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Principal Forgiveness | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Principal Forgiveness | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Principal Forgiveness | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Principal Forgiveness | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Principal Forgiveness | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3]	0	0
Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		3	3
Other | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		3	3
Other | Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		3	3
Other | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Other | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Other | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Other | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	[3]	¥ 0	¥ 0

[1]	Commitments to lend to borrowers experiencing financial difficulty that were granted modifications were immaterial at September 30, 2024 and 2025.
[2]	The allowance for credit losses on loans is based on macroeconomic-sensitive models that rely on historical performance and macroeconomic scenarios to forecast expected credit losses. Modifications of loans impact expected credit losses by affecting the likelihood of default.
[3]	The majority of total foreign consist of corporate.
[4]	The financial effects of loan modifications, which were largely in the form of term extensions and interest rate reductions, included extending the weighted-average life of the loans by 7.1 months and 6.1 months, and reducing the weighted-average contractual interest rate by 1.4% and 0.4% for the six months ended September 30, 2024 and 2025, respectively.